Related Party Transactions - Schedule of Nature of Relationships with Related Parties (Details)	12 Months Ended
Sep. 30, 2024
Taizhou Huadi Industrial Ltd. (“Taizhou Huadi”) [Member]
Schedule of Nature of Relationships With Related Parties [Line Items]
Relationship with the Company	An entity 30% owned by Jueqin Wang
Shanghai Huadi Industrial Ltd. (“Shanghai Huadi”) [Member]
Schedule of Nature of Relationships With Related Parties [Line Items]
Relationship with the Company	An entity 51% owned by Jueqin Wang
Huashang Micro Finance Co. (“Huashang”) [Member]
Schedule of Nature of Relationships With Related Parties [Line Items]
Relationship with the Company	An entity 19% owned by the Company
Taizhou Huadi Material Technology Co. (Huadi Material) [Member]
Schedule of Nature of Relationships With Related Parties [Line Items]
Relationship with the Company	An entity 100% owned by Yiyu Wang
Wenzhou Maituo International Trade Ltd. (“Wenzhou Maituo”) [Member]
Schedule of Nature of Relationships With Related Parties [Line Items]
Relationship with the Company	An entity controlled by Meiling Wang
Jueqin Wang [Member]
Schedule of Nature of Relationships With Related Parties [Line Items]
Relationship with the Company	Principal shareholder of the Company
Di Wang [Member]
Schedule of Nature of Relationships With Related Parties [Line Items]
Relationship with the Company	Principal shareholder of the Company
Yiyu Wang [Member]
Schedule of Nature of Relationships With Related Parties [Line Items]
Relationship with the Company	Immediate family member of majority shareholder of the Company
Meiling Wang [Member]
Schedule of Nature of Relationships With Related Parties [Line Items]
Relationship with the Company	Immediate family member of majority shareholder of the Company
Bing Zhang [Member]
Schedule of Nature of Relationships With Related Parties [Line Items]
Relationship with the Company	Principal shareholder of the Company